STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ 115,537	$ 23	$ 284,705		$ (169,191)
Balance, Shares at Dec. 31, 2013		22,926,000
Exercise of common stock warrants	138	$ 1	137
Exercise of common stock warrants, Shares		334,000
Exercise of stock options	325		325
Exercise of stock options, Shares		144,000
Issuance of common stock for Employee Stock Purchase Plan	3,168		3,168
Issuance of common stock for Employee Stock Purchase Plan, Shares		251,000
Stock-based compensation	14,920		14,920
Unrealized gain (loss) on short-term investments	8			$ 8
Net loss	(79,524)				(79,524)
Balance at Dec. 31, 2014	54,572	$ 24	303,255	8	(248,715)
Balance, Shares at Dec. 31, 2014		23,655,000
Exercise of common stock warrants	122		122
Exercise of common stock warrants, Shares		17,000
Exercise of stock options	$ 337		337
Exercise of stock options, Shares	243,545	243,000
Issuance of common stock in public offering, net of underwriter’s discount and offering costs	$ 64,862	$ 6	64,856
Issuance of common stock in public offering, net of underwriter’s discount and offering costs, Shares		6,038,000
Issuance of common stock for Employee Stock Purchase Plan	2,934		2,934
Issuance of common stock for Employee Stock Purchase Plan, Shares		302,000
Stock-based compensation	13,047		13,047
Unrealized gain (loss) on short-term investments	12			12
Net loss	(72,418)				(72,418)
Balance at Dec. 31, 2015	63,468	$ 30	384,551	20	(321,133)
Balance, Shares at Dec. 31, 2015		30,255,000
Exercise of stock options	$ 170		170
Exercise of stock options, Shares	148,763	149,000
Issuance of common stock for Employee Stock Purchase Plan	$ 2,151	$ 1	2,150
Issuance of common stock for Employee Stock Purchase Plan, Shares		692,000
Stock-based compensation	11,752		11,752
Unrealized gain (loss) on short-term investments	(21)			(21)
Net loss	(83,447)				(83,447)
Balance at Dec. 31, 2016	$ (5,927)	$ 31	$ 398,623	$ (1)	$ (404,580)
Balance, Shares at Dec. 31, 2016		31,096,000